Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 611,239	$ 610,902
Allowance for credit losses	7,590	7,639
Net	603,649	603,263
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	290,474	284,684
Allowance for credit losses	864	884
Net	289,610	283,800
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	91,442	93,758
Allowance for credit losses	3,150	3,155
Net	88,292	90,603
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	14,143	14,797
Allowance for credit losses	1,915	1,886
Net	12,228	12,911
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	215,180	217,663
Allowance for credit losses	1,661	1,714
Net	213,519	215,949
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,279	5,053
Allowance for credit losses	1,994	1,957
Net	3,285	3,096
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,168	1,127
Allowance for credit losses	497	487
Net	671	640
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	57	116
Allowance for credit losses	3	4
Net	54	112
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	674	570
Allowance for credit losses	260	222
Net	414	348
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	973	824
Allowance for credit losses	475	498
Net	498	326
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	715	775
Allowance for credit losses	228	233
Net	487	542
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	541	459
Allowance for credit losses	130	102
Net	411	357
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,151	1,182
Allowance for credit losses	401	411
Net	750	771
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,563	1,490
Allowance for credit losses	406	392
Net	1,157	1,098
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,302	1,032
Allowance for credit losses	849	820
Net	453	212
Financial instruments credit-impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans
Allowance for credit losses
Net
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,414	2,531
Allowance for credit losses	739	745
Net	$ 1,675	$ 1,786